SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF VARIABLE INTEREST ENTITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 132,055,823		$ 125,044,092	$ 103,022,932
Prepaid expenses and other current assets	32,970,169		11,276,802	10,050,005
Total current assets	215,096,937		184,451,020	165,905,926
Property and equipment, net	8,523,351		8,771,902	13,582,017
Other assets	6,980,816		15,553,453	15,442,058
Total non-current assets	69,508,852		81,632,134	92,899,345
Total assets	284,605,789		266,083,154	258,805,271
Current Liabilities
Total current liabilities	48,466,216		61,191,890	92,451,270
Loan payable to a subsidiary of the Company	6,798,045		6,502,682	1,062,722
Total non-current liabilities	9,817,138		9,869,106	22,543,752
Total liabilities	58,283,354		71,060,996	114,995,022
Cost of revenues	9,595,617	$ 15,288,667	49,365,035	56,238,385
Total operating expenses	13,531,010	15,058,490	85,746,797	66,643,972
Net income (loss)	21,502,446	18,757,752	46,614,275	39,370,036
Net cash provided by (used in) operating activities	1,928,621	3,682,175	20,582,933	50,670,322
Net cash provided by (used in) investing activities	(978,807)	(3,394,122)	(10,102,410)	1,793,631
Net cash used in financing activities	(280,380)	(40,227)	22,965,400	6,135,368
Related Party [Member]
Current assets
Accounts receivable	30,557,912		28,846,680	33,676,672
Current Liabilities
Accounts payable	1,141,762		659,044
Due to related party	2,822,537		2,823,590	3,583,523
Revenues	0	0		1,382,803
Cost of revenues	3,456,928	1,797,359	8,472,202	2,842,588
Aikawa Medical Management Inc [Member]
Current assets
Cash and cash equivalents	30,935		41,247	28,934
Accounts receivable	26,768		20,076	26,916
Prepaid expenses and other current assets	21,662		32,493	11,074
Total current assets	79,365		93,816	66,924
Property and equipment, net	1,799,372		1,799,372	1,799,372
Loans receivables from subsidiaries of the Company	3,142,552		3,122,157	3,060,581
Other assets	2,275		2,275	2,275
Total non-current assets	4,944,199		4,923,804	4,862,228
Total assets	5,023,564		5,017,620	4,929,152
Current Liabilities
Accounts payable	18,450		18,904	17,942
Accrued liabilities and other current liabilities	17,824		17,824	17,824
Total current liabilities	2,817,240		2,833,746	2,911,174
Loan payable to a subsidiary of the Company	8,256,774		8,245,328	9,157,660
Total non-current liabilities	8,256,774		8,245,328	9,157,660
Total liabilities	11,074,014		11,079,074	12,068,834
Revenues	40,470	148,390	269,800	163,146
Cost of revenues		56,510	56,510	61,647
Total operating expenses	47,800	142,801	402,397	128,549
Net income (loss)	17,671	(50,921)	(47,782)	(27,050)
Net cash provided by (used in) operating activities	(3,644)	20,603	(182,991)	202,624
Net cash provided by (used in) investing activities	25,000	(5,000)	195,000	(90,000)
Net cash used in financing activities	(16,052)	$ (9,873)	(78,390)	(158,714)
Aikawa Medical Management Inc [Member] | Related Party [Member]
Current Liabilities
Due to related party	$ 2,780,966		$ 2,797,018	$ 2,875,408